Revenue from contracts with customers - Receivables, Contract Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract assets:
Trade account receivable		$ 421	$ 590
Unbilled receivables, which are included in 'Prepaid expenses and other current assets'	$ 41	17	10
Total contract assets	959	438	600
Contract liabilities:
Deferred revenue, current	2,595	2,665	4,713
Deferred revenue, noncurrent	20	54	0
Customer deposit, which are included in 'Accrued expenses and other current liabilities'	21	21	0
Total contract liabilities	2,636	2,740	4,713
DWave System [Member]
Contract assets:
Trade account receivable	918	421	590
Contract liabilities:
Deferred revenue, current	2,595	2,665	4,713
Deferred revenue, noncurrent	$ 20	$ 54	$ 0